o 511 P-1

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

                          FRANKLIN TEMPLETON MONEY FUND
                             DATED NOVEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank
& Trust.

II. The following is added after the "Commercial paper" paragraph on page 2 in the "Principal Investments" section:

 Commercial paper may also be asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the fund may have a significant portion of its investments in asset backed commercial paper.

III. The section "Minimum investments" on page 11 is replaced with the following:

MINIMUM INVESTMENTS
------------------------------------------------------------------------------
                                                 INITIAL       ADDITIONAL
------------------------------------------------------------------------------
Regular accounts                                 $1,000        $50
------------------------------------------------------------------------------
Automatic investment plans                       $50 ($25      $50 ($25 for
                                                 for an        an Education
                                                 Education     IRA)
                                                 IRA)
------------------------------------------------------------------------------
UGMA/UTMA accounts                               $100          $50
------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education       no minimum    no minimum
IRAs or Roth IRAs)
------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth      $250          $50
IRAs
------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs    $250          $50
------------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of
Franklin Templeton entities, and their
immediate family members                         $100          $50
------------------------------------------------------------------------------
           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

IV. The section "Telephone Privileges" on page 13 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

V. The section "Statements and reports" on page 18 is replaced with the following:

 STATEMENTS AND REPORTS You will receive monthly account statements that show all your account transactions during the month. You also will receive written notification after each transaction affecting your account (except for distributions, transactions made through automatic investment or withdrawal programs, and shares sold by check, which will be reported on your monthly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

 If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.



              Please keep this supplement for future reference.



o 511 SA-1



                          SUPPLEMENT DATED JUNE 1, 2000
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                          FRANKLIN TEMPLETON MONEY FUND
                             DATED NOVEMBER 1, 1999



The Statement of Additional Information (SAI) is amended as follows:

I. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The section "Illiquid investments" on page 4 is replaced with the following:

 Notwithstanding this limitation, the fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

 The fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The fund's board of trustees will consider appropriate action, consistent with the fund's goals and policies, if a security becomes illiquid after purchase.

III. The fifth waiver category in the section "CDSC waivers" on page 13 is revised to read:

 o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

IV. The section "Systematic withdrawal plan" on page 13 is replaced with the following:

 SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

 Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

 Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

 To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.


V. The following paragraph is added to the section "General information" on page 13:

 There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.







              Please keep this supplement for future reference.